Description of Business, Organization and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2021
Significant Concentrations and Risks
Schedule of Assets and Liabilities Information of Group's VIE and Net Revenues, Net Loss and Cash Flows

The following assets and liabilities information of the Group’s consolidated VIE as of December 31, 2020 and 2021, and net revenues, net loss and cash flows for the years ended December 31, 2019, 2020 and 2021, were included in the accompanying consolidated financial statements of the Company.

	December 31, 2020	December 31, 2021
	RMB	RMB
Cash	91,118	191,046
Prepaid expenses and other current assets	84,180	16,041
Total current assets	175,298	207,087
Long-term investments (i)	75,764,719	62,722,195
Property and equipment, net	6,167	488
Other non-current assets	2,590	2,590
Total assets	75,948,774	62,932,360
Accrued expenses and other payables	71,562	124,089
Payable for business acquisition	4,642,082	—
Amounts due to related parties (ii)	57,122,000	62,767,353
Total current liabilities	61,835,644	62,891,442
Total liabilities	61,835,644	62,891,442

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	(14,456,886)	(14,304,202)	(14,072,212)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash used in operating activities	(1,441,360)	(466,004)	(903,343)
Net cash used in investing activities	(77,492,873)	(15,000,000)	(4,642,082)
Net cash received from financing activities (iii)	54,000,000	15,122,000	5,645,353

(i)

Long-term investments as of December 31, 2020 and 2021 include investment cost and share of losses derived from the 30.96% equity interests investment in Huanqiuyimeng in the amount of RMB69,764,719 and RMB62,722,195, respectively, which is eliminated on consolidation.

(ii)	Amounts due to related parties represent the amounts due to the Company’s subsidiaries, which are eliminated on consolidation.
(iii)

RMB 54,000,000, RMB 15,122,000 and RMB 5,645,353 of net cash received from financing activities for the years ended December 31, 2019, 2020 and 2021 respectively were related to the transactions with the Company’s subsidiaries, which are eliminated on consolidation.

Credit concentration risk, customers or financial institutions | Cash and cash equivalents
Significant Concentrations and Risks
Schedule of Significant Concentrations and Risks

Cash and cash equivalents consist of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31, 2020	December 31, 2021
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	85,103,159	59,679,748
— Denominated in U.S. Dollar (“USD”)	12,807,586	132
Total cash balances held at mainland PRC financial institutions	97,910,745	59,679,880
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
— Denominated in Hong Kong Dollar (“HKD”)	1,498,135	199,418
— Denominated in USD	13,314,551	11,460,063
— Denominated in Great Britain Pound	2	—
Total cash and cash equivalents balances held at HKSAR financial institutions	14,812,688	11,659,481
Total cash and cash equivalents balances held at financial institutions	112,723,433	71,339,361